COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)			12 Months Ended
	May 01, 2022	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Lessee, operating lease, term of contract	3 years		24 months
Monthly rent	$ 2,300	$ 2,100	$ 2,300
Right of use liabilities			110,138
Right of use asset			$ 108,863